(BULL LOGO)
Merrill Lynch Investment Managers


Semi-Annual Report
July 31, 2001


Merrill Lynch
Internet Strategies
Fund, Inc.


www.mlim.ml.com


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.


Merrill Lynch
Internet Strategies Fund, Inc.
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper



MERRILL LYNCH INTERNET STRATEGIES FUND, INC.


Portfolio Information
As of July 31, 2001

                                          Percent of
Ten Largest Holdings                       Net Assets

AOL Time Warner Inc.                           5.9%
eBay Inc.                                      3.2
Flextronics International Ltd.                 3.0
Dell Computer Corporation                      2.9
Microsoft Corporation                          2.8
HomeStore.com, Inc.                            2.6
Taiwan Semiconductor Manufacturing
Company Ltd. (ADR)                             2.5
Amdocs Limited                                 2.5
Intel Corporation                              2.3
QUALCOMM Incorporated                          2.1


                                          Percent of
Ten Largest Industries                     Net Assets

Semiconductors                                17.9%
Internet                                      15.8
Enterprise Software                           15.3
Semiconductor Equipment                        9.0
Contract Manufacturers                         6.1
Telecommunication Equipment                    5.4
Computer Systems                               4.7
Telecommunications                             4.5
Internet Software                              4.3
Personal Computer                              3.4



Merrill Lynch Internet Strategies Fund, Inc., July 31, 2001


DEAR SHAREHOLDER

For the six months ended July 31, 2001, Merrill Lynch Internet Strategies Fund, Inc.'s Class A, Class B, Class C and Class D Shares had total returns of -45.52%, -45.84%, -45.71% and -45.63%, respectively. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 4 and 5 of this report to shareholders.) During the same period, the unmanaged Merrill Lynch 100 Technology Index (MLO) had a total return of -37.2%. The average return of the Lipper Science and Technology Index was -38.2%, while within this group, the average return of Internet-related funds was -43.7% for the six months ended July 31, 2001.

The Fund seeks to achieve its investment objective by investing all of its assests in Master Internet Strategies Trust, which has the same investment objective as the Fund. During the fiscal year ended July 31, 2001, the Fund underperformed its benchmark index, the MLO. Performance relative to the MLO was helped by the Trust's overweighted position in Internet companies, and by its relative underweighted positions in contract manufacturers, optical components and networking, peripherals and telecommunications equipment. Also beneficial to performance was our security selection in the Internet, information technology services and optical components and networking. A larger-than-normal cash position also helped to insulate the Trust from the market's overall weakness. Detrimental to performance was the Trust's relative overweighted position in telecommunications and relative underweighted positions in semiconductors and semiconductor equipment. The Fund's performance was also hindered by our security selection in computer systems, peripherals, semiconductors, and enterprise and Internet software. At July 31, 2001, the Trust's five largest positions as a percent of net assets were: AOL Time Warner Inc. (5.9%); eBay Inc. (3.2%); Flextronics International Ltd. (3.0%); Dell Computer Corporation (2.9%); and Microsoft Corporation (2.8%). (For a complete listing of the Trust's ten largest holdings and ten largest industries, see page 1 of this report to shareholders.)

The six-month period ended July 31, 2001 presented a difficult equity market environment. It has been characterized by an extended period when both the demand and the supply for technology products and services have been dreadful. Meanwhile, the US economy has been close to, if not in, a recession. Many weak companies have obviously floundered, but the soft business environment has forced even the best companies into earnings misses and dramatic slowdowns in business levels. As stock levels have been adjusted downward to reflect the overly optimistic forecasts underlying the 1999/2000 valuations, value investors have had a heyday.

However, we do still find reason to be optimistic about the future of the digital economy. North American consumer spending has held up well, and we see no signs of any weakening of the continued robust demand for high-speed data communication and digital imaging products. The excesses in the system created by the fervent pace of corporate technology spending are gradually being worked off, and inventory levels are coming down in the face of a low, but stabilizing demand. Furthermore, the positive year-to-date performance of some high-profile business-to-consumer stocks demonstrate the strength in the Internet arena (for example, AOL Time Warner Inc. +30%, HomeStore.com, Inc. +37% and eBay +89%). Although corporations are still in the process of digesting their large technology capital expenditures of the 1999 - 2000 period, it is still generally accepted that "smart" technology spending can create a strong competitive advantage. We are also optimistic that the sluggish US economy will ultimately be revived somewhat in light of the many Federal Reserve Board interest rate cuts during the course of the year. As such, we continue to be bullish during the next 12 months. However, we remain uncertain about when an economic rebound will materialize.

The technology bear market, like others before it, will ultimately end. However, the future of the Internet industry within the technology sector is uncertain. Although the Internet has already made its mark on our lives, we believe most of the dotcoms will either perish or their shares will not offer attractive investment options. Many of the dotcom business models have not proven to be sustainable. Consolidation in the industry has and will continue to occur, and only the strong will survive.

In Conclusion
On April 30, 2001, the Fund's Board of Directors approved a plan of reorganization, subject to shareholder approval and certain other conditions, among the Fund, Merrill Lynch Global Technology Fund, Inc. and the Trust, whereby Merrill Lynch Global Technology Fund, Inc. would acquire substantially all of the assets and liabilities of the Fund in exchange for newly issued shares of Merrill Lynch Global Technology Fund, Inc.

We appreciate your support of Merrill Lynch Internet Strategies
Fund, Inc.



Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Director/Trustee



(Paul G. Meeks)
Paul G. Meeks
Senior Vice President and
Portfolio Manager



September 6, 2001



OFFICERS AND DIRECTORS/TRUSTEES

Terry K. Glenn, President and Director/Trustee
Ronald W. Forbes, Director/Trustee
Cynthia A. Montgomery, Director/Trustee
Charles C. Reilly, Director/Trustee
Kevin A. Ryan, Director/Trustee
Roscoe S. Suddarth, Director/Trustee
Richard R. West, Director/Trustee
Edward D. Zinbarg, Director/Trustee
Robert C. Doll Jr., Senior Vice President
Paul G. Meeks, Senior Vice President and Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Susan B. Baker, Secretary


Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863



Merrill Lynch Internet Strategies Fund, Inc., July 31, 2001


PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Effective June 1, 2001, Class B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. All Class B Shares purchased prior to June 1, 2001 will maintain the four-year schedule. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


Average Annual Total Return

                                      % Return With   % Return Without
                                       Sales Charge    Sales Charge**
Class A Shares*

One Year Ended 6/30/01                    -64.81%          -66.66%
Inception (3/22/00) through 6/30/01       -65.37           -66.80

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                         % Return        % Return
                                       Without CDSC    With CDSC**
Class B Shares*

One Year Ended 6/30/01                    -65.21%         -66.60%
Inception (3/22/00) through 6/30/01       -65.79          -66.87

*Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return        % Return
                                       Without CDSC    With CDSC**
Class C Shares*

One Year Ended 6/30/01                    -65.21%         -65.56%
Inception (3/22/00) through 6/30/01       -65.79          -65.79

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                      % Return With   % Return Without
                                       Sales Charge    Sales Charge**
Class D Shares*

One Year Ended 6/30/01                    -64.90%          -66.74%
Inception (3/22/00) through 6/30/01       -65.47           -66.90

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


Recent Performance Results*
                                                           6-Month          12-Month      Since Inception
As of July 31, 2001                                      Total Return     Total Return      Total Return
ML Internet Strategies Fund, Inc. Class A Shares             -45.52%         -66.67%          -76.90%
ML Internet Strategies Fund, Inc. Class B Shares             -45.84          -67.00           -77.20
ML Internet Strategies Fund, Inc. Class C Shares             -45.71          -67.00           -77.20
ML Internet Strategies Fund, Inc. Class D Shares             -45.63          -66.81           -77.00

*Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The
Fund commenced operations on 3/22/00.


STATEMENT OF ASSETS AND LIABILITIES
MERRILL LYNCH
INTERNET
STRATEGIES
FUND, INC.      As of July 31, 2001
Assets:         Investment in Master Internet Strategies Trust, at value
                (identified cost--$241,375,641)                                                           $  186,817,718
                Prepaid registration fees and other assets                                                       200,549
                                                                                                          --------------
                Total assets                                                                                 187,018,267
                                                                                                          --------------


Liabilities:    Distributor payable                                                                              128,481
                Accrued expenses                                                                                 543,212
                                                                                                          --------------
                Total liabilities                                                                                671,693
                                                                                                          --------------


Net Assets:     Net assets                                                                                $  186,346,574
                                                                                                          ==============


Net Assets      Class A Shares of Common Stock, $.10 par value, 100,000,000 shares authorized             $    1,305,474
Consist of:     Class B Shares of Common Stock, $.10 par value, 100,000,000 shares authorized                  3,890,297
                Class C Shares of Common Stock, $.10 par value, 100,000,000 shares authorized                  2,118,817
                Class D Shares of Common Stock, $.10 par value, 100,000,000 shares authorized                    845,895
                Paid-in capital in excess of par                                                           1,007,360,209
                Accumulated investment loss--net                                                             (2,432,354)
                Accumulated realized capital losses on investments and foreign currency
                transactions from the Trust--net                                                           (772,183,841)
                Unrealized depreciation on investments from the Trust--net                                  (54,557,923)
                                                                                                          --------------
                Net assets                                                                                $  186,346,574
                                                                                                          ==============


Net Asset       Class A--Based on net assets of $30,139,007 and 13,054,743 shares outstanding             $         2.31
Value:                                                                                                    ==============
                Class B--Based on net assets of $88,540,018 and 38,902,965 shares outstanding             $         2.28
                                                                                                          ==============
                Class C--Based on net assets of $48,206,457 and 21,188,168 shares outstanding             $         2.28
                                                                                                          ==============
                Class D--Based on net assets of $19,461,092 and 8,458,947 shares outstanding              $         2.30
                                                                                                          ==============

See Notes to Financial Statements.


Merrill Lynch Internet Strategies Fund, Inc., July 31, 2001

STATEMENT OF OPERATIONS
MERRILL LYNCH
INTERNET
STRATEGIES
FUND, INC.      For the Six Months Ended July 31, 2001
Investment      Investment income allocated from the Trust                                                $      677,237
Income From     Expenses allocated from the Trust                                                            (1,374,589)
the Trust:                                                                                                --------------
                Net investment loss from the Trust                                                             (697,352)
                                                                                                          --------------


Expenses:       Account maintenance and distribution fees--Class B                        $     575,253
                Account maintenance and distribution fees--Class C                              317,047
                Transfer agent fees--Class B                                                    301,782
                Transfer agent fees--Class C                                                    175,696
                Transfer agent fees--Class A                                                     88,168
                Registration fees                                                                79,541
                Transfer agent fees--Class D                                                     58,041
                Printing and shareholder reports                                                 53,786
                Account maintenance fees--Class D                                                32,858
                Professional fees                                                                30,536
                Offering costs                                                                   17,348
                Accounting services                                                                  75
                Directors' fees and expenses                                                         10
                Other                                                                             4,861
                                                                                          -------------
                Total expenses                                                                                 1,735,002
                                                                                                          --------------
                Investment loss--net                                                                         (2,432,354)
                                                                                                          --------------


Realized &      Realized loss from the Trust on investments--net                                           (245,221,039)
Unrealized      Change in unrealized depreciation on investments from the Trust--net                          63,929,357
Gain (Loss)                                                                                               --------------
from The        Net Decrease in Net Assets Resulting from Operations                                      $(183,724,036)
Trust --Net:                                                                                              ==============

See Notes to Financial Statements.


STATEMENTS OF CHANGES IN NET ASSETS
MERRILL LYNCH                                                                        For the Six        For the Period
INTERNET                                                                             Months Ended      March 22, 2000++
STRATEGIES                                                                             July 31,         to January 31,
FUND, INC.      Increase (Decrease) in Net Assets:                                       2001                2001
Operations:     Investment loss--net                                                 $  (2,432,354)       $  (8,672,053)
                Realized loss on investments and foreign currency
                transactions from the Trust--net                                      (245,221,039)        (527,011,409)
                Change in unrealized depreciation on investments and
                foreign currency transactions from the Trust--net                        63,929,357        (118,487,280)
                                                                                     --------------       --------------
                Net decrease in net assets resulting from operations                  (183,724,036)        (654,170,742)
                                                                                     --------------       --------------


Capital Share   Net increase (decrease)in net assets derived from
Transactions:   capital share transactions                                             (44,629,789)        1,068,771,141
                                                                                     --------------       --------------


Net Assets:     Total increase (decrease) in net assets                               (228,353,825)          414,600,399
                Beginning of period                                                     414,700,399              100,000
                                                                                     --------------       --------------
                End of period*                                                       $  186,346,574       $  414,700,399
                                                                                     ==============       ==============


                *Accumulated investment loss--net                                    $  (2,432,354)       $           --
                                                                                     ==============       ==============

++Commencement of operations.

See Notes to Financial Statements.


FINANCIAL HIGHLIGHTS
                                                                          Class A                      Class B
                                                                   For the        For the       For the       For the
                The following per share data and ratios              Six           Period         Six          Period
MERRILL LYNCH   have been derived from information                  Months       March 22,       Months      March 22,
INTERNET        provided in the financial statements.               Ended          2000++        Ended         2000++
STRATEGIES                                                         July 31,     to Jan. 31,     July 31,    to Jan. 31,
FUND, INC.      Increase (Decrease) in Net Asset Value:              2001           2001          2001          2001
Per Share       Net asset value, beginning of period               $   4.24       $  10.00       $   4.21       $  10.00
Operating                                                          --------       --------       --------       --------
Performance:    Investment loss--net                               (.02)+++          (.04)       (.03)+++          (.10)
                Realized and unrealized loss on
                investments and foreign currency
                transactions from the Trust--net                     (1.91)         (5.72)         (1.90)         (5.69)
                                                                   --------       --------       --------       --------
                Total from investment operations                     (1.93)         (5.76)         (1.93)         (5.79)
                                                                   --------       --------       --------       --------
                Net asset value, end of period                     $   2.31       $   4.24       $   2.28       $   4.21
                                                                   ========       ========       ========       ========


Total           Based on net asset value per share            (45.52%)+++++  (57.60%)+++++  (45.84%)+++++  (57.90%)+++++
Investment                                                         ========       ========       ========       ========
Return:**


Ratios to       Expenses++++                                         1.72%*         1.33%*         2.80%*         2.36%*
Average                                                            ========       ========       ========       ========
Net Assets:     Investment loss--net                               (1.16%)*        (.56%)*       (2.25%)*       (1.60%)*
                                                                   ========       ========       ========       ========


Supplemental    Net assets, end of period (in thousands)           $ 30,139       $ 67,170       $ 88,540       $194,463
Data:                                                              ========       ========       ========       ========


*Annualized.
**Total investment returns exclude the effects of sales charges.
++Commencement of operations.
++++Includes the Fund's share of the Trust's allocated expenses.
+++Based on average shares outstanding.
+++++Aggregate total investment return.

See Notes to Financial Statements.


Merrill Lynch Internet Strategies Fund, Inc., July 31, 2001

FINANCIAL HIGHLIGHTS (concluded)

                                                                          Class C                      Class D
                                                                   For the        For the       For the       For the
                The following per share data and ratios              Six           Period         Six          Period
MERRILL LYNCH   have been derived from information                  Months       March 22,       Months      March 22,
INTERNET        provided in the financial statements.               Ended          2000++        Ended         2000++
STRATEGIES                                                         July 31,     to Jan. 31,     July 31,    to Jan. 31,
FUND, INC.      Increase (Decrease) in Net Asset Value:              2001           2001          2001          2001
Per Share       Net asset value, beginning of period               $   4.20       $  10.00       $   4.23       $  10.00
Operating                                                          --------       --------       --------       --------
Performance:    Investment loss--net                               (.03)+++          (.11)       (.02)+++          (.05)
                Realized and unrealized loss on
                investments and foreign currency
                transactions from the Trust--net                     (1.89)         (5.69)         (1.91)         (5.72)
                                                                   --------       --------       --------       --------
                Total from investment operations                     (1.92)         (5.80)         (1.93)         (5.77)
                                                                   --------       --------       --------       --------
                Net asset value, end of period                     $   2.28       $   4.20       $   2.30       $   4.23
                                                                   ========       ========       ========       ========


Total           Based on net asset value per share            (45.71%)+++++  (58.00%)+++++  (45.63%)+++++  (57.70%)+++++
Investment                                                         ========       ========       ========       ========
Return:**


Ratios to       Expenses++++                                         2.83%*         2.37%*         1.97%*         1.58%*
Average                                                            ========       ========       ========       ========
Net Assets:     Investment loss--net                               (2.28%)*       (1.60%)*       (1.41%)*        (.81%)*
                                                                   ========       ========       ========       ========


Supplemental    Net assets, end of period (in thousands)           $ 48,207       $108,018       $ 19,461       $ 45,049
Data:                                                              ========       ========       ========       ========


*Annualized.
**Total investment returns exclude the effects of sales charges.
++Commencement of operations.
++++Includes the Fund's share of the Trust's allocated expenses.
+++Based on average shares outstanding.
+++++Aggregate total investment return.

See Notes to Financial Statements.


NOTES TO FINANCIAL STATEMENTS


Merrill Lynch
Internet Strategies
Fund, Inc.

1. Significant Accounting Policies:
Merrill Lynch Internet Strategies Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in Master Internet Strategies Trust (the "Trust"), which has the same investment objective as the Fund. The value of the Fund's investment in the Trust reflects the Fund's proportionate interest in the net assets of the Trust. The performance of the Fund is directly affected by the performance of the Trust. The financial statements of the Trust, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The percentage of the Trust owned by the Fund at July 31, 2001 was approximately 100%. The Fund offers four classes of shares under the Merrill Lynch Select Pricing SM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investment in the Trust at fair value. Valuation of securities held by the Trust is discussed in Note 1a of the Trust's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions--Investment transactions in the Trust are accounted for on a trade date basis.


2. Transactions with Affiliates:
The Fund has entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                   Account
                                 Maintenance     Distribution
                                     Fee              Fee

Class B                              .25%             .75%
Class C                              .25%             .75%
Class D                              .25%              --



Merrill Lynch Internet Strategies Fund, Inc., July 31, 2001


NOTES TO FINANCIAL STATEMENTS (concluded)

MERRILL LYNCH
INTERNET STRATEGIES
FUND, INC.

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of
ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended July 31, 2001, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

                                FAMD            MLPF&S

Class A                        $   24          $   307
Class D                        $2,647          $37,746


For the six months ended July 31, 2001, MLPF&S received contingent deferred sales charges of $383,530 and $34,102 relating to transactions in Class B and Class C Shares, respectively.
Furthermore, MLPF&S received contingent deferred sales charges of $4,060 and $501 relating to transactions subject to front-end sales charge waivers in Class A and Class D Shares, respectively.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of Fund Asset Management, L.P. ("FAM"), PSI, FAMD, FDS, and/or ML & Co.


3. Investments:
Increases and decreases in the Fund's investment in the Trust for the six months ended July 31, 2001 were $311,241 and $46,944,432, respectively.


4. Capital Share Transactions:
Net increase (decrease) in net assets derived from capital share transactions was $(44,629,789) and $1,068,771,141 for the six months ended July 31, 2001 and for the period March 22, 2000 to January 31, 2001, respectively.

Transactions in capital shares for each class were as follows:

Class A Shares for the Six Months                        Dollar
Ended July 31, 2001                     Shares           Amount

Shares sold                            2,068,927     $    5,785,131
Shares redeemed                      (4,843,635)       (13,210,012)
                                    ------------     --------------
Net decrease                         (2,774,708)     $  (7,424,881)
                                    ============     ==============


Class A Shares for the Period                            Dollar
March 22, 2000++ to January 31, 2001    Shares           Amount

Shares sold                           27,683,623     $  246,163,782
Shares redeemed                     (11,856,672)       (69,514,178)
                                    ------------     --------------
Net increase                          15,826,951     $  176,649,604
                                    ============     ==============

++Prior to March 22, 2000 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.


Class B Shares for the Six Months                        Dollar
Ended July 31, 2001                     Shares           Amount

Shares sold                            1,477,969     $    4,220,990
Automatic conversion of shares          (71,794)          (186,134)
Shares redeemed                      (8,740,139)       (23,609,025)
                                    ------------     --------------
Net decrease                         (7,333,964)     $ (19,574,169)
                                    ============     ==============


Class B Shares for the Period                            Dollar
March 22, 2000++ to January 31, 2001    Shares           Amount

Shares sold                           63,212,039     $  583,399,671
Automatic conversion of shares         (120,833)          (811,659)
Shares redeemed                     (16,856,777)       (92,390,450)
                                    ------------     --------------
Net increase                          46,234,429     $  490,197,562
                                    ============     ==============

++Prior to March 22, 2000 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.


Class C Shares for the Six Months                        Dollar
Ended July 31, 2001                     Shares           Amount

Shares sold                            1,048,586     $    2,932,305
Shares redeemed                      (5,548,587)       (14,880,702)
                                    ------------     --------------
Net decrease                         (4,500,001)     $ (11,948,397)
                                    ============     ==============


Class C Shares for the Period                            Dollar
March 22, 2000++ to January 31, 2001    Shares           Amount

Shares sold                           37,426,581     $  349,602,748
Shares redeemed                     (11,740,912)       (65,880,964)
                                    ------------     --------------
Net increase                          25,685,669     $  283,721,784
                                    ============     ==============

++Prior to March 22, 2000 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.


Class D Shares for the Six Months                        Dollar
Ended July 31, 2001                     Shares           Amount

Shares sold                              433,799     $    1,260,604
Automatic conversion of shares            71,231            186,134
                                    ------------     --------------
Total issued                             505,030          1,446,738
Shares redeemed                      (2,684,943)        (7,129,080)
                                    ------------     --------------
Net decrease                         (2,179,913)     $  (5,682,342)
                                    ============     ==============


Class D Shares for the Period                            Dollar
March 22, 2000++ to January 31, 2001    Shares           Amount

Shares sold                         16,929,264     $  155,224,706
Automatic conversion of shares         120,522            811,659
                                  ------------     --------------
Total issued                        17,049,786        156,036,365
Shares redeemed                    (6,413,426)       (37,834,174)
                                  ------------     --------------
Net increase                        10,636,360     $  118,202,191
                                  ============     ==============

++Prior to March 22, 2000 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.


5. Capital Loss Carryforward:
At January 31, 2001, the Fund had a net capital loss carryforward of approximately $291,586,000, all of which expires in 2009. This amount will be available to offset like amounts of any future taxable gains.


6. Reorganization Plan:
On April 30, 2001, the Fund's Board of Directors approved a plan of reorganization, subject to shareholder approval and certain other conditions, among the Fund, Merrill Lynch Global Technology Fund, Inc. ("Global Technology") and the Trust, whereby Global Technology will acquire all of the assets and will assume all of the liabilities of the Fund in exchange for newly issued shares of Global Technology.



Merrill Lynch Internet Strategies Fund, Inc., July 31, 2001

SCHEDULE OF INVESTMENTS                                                                                  (in US dollars)
               Master Internet Strategies Trust

                                  Shares                                                                      Percent of
COUNTRY        Industries          Held                     Common Stocks                           Value     Net Assets
Canada         Contract            56,500  ++C-MAC Industries Inc.                                $  1,307,975      0.7%
               Manufacturers       57,400  ++Celestica Inc.                                          2,769,550      1.5

                                           Total Common Stocks in Canada                             4,077,525      2.2


Finland        Telecommunication  106,900  Nokia Oyj 'A' (ADR)(a)                                    2,331,489      1.2
               Equipment
                                           Total Common Stocks in Finland                            2,331,489      1.2


Germany        Enterprise          59,400  SAP AG (Systeme, Anwendungen, Produkte in der
               Software                    Datenverarbeitung) (ADR)(a)                               2,143,152      1.1

               Semiconductors      60,000  Infineon Technologies AG (ADR)(a)                         1,533,000      0.8

                                           Total Common Stocks in Germany                            3,676,152      1.9


Israel         Enterprise          88,000  ++Check Point Software Technologies Ltd.                  3,889,600      2.1
               Software

                                           Total Common Stocks in Israel                             3,889,600      2.1


Netherlands    Semiconductor      116,000  ++ASM Lithography Holding NV (NY Registered Shares)       2,372,200      1.3
               Equipment
                                           Total Common Stocks in the Netherlands                    2,372,200      1.3


Singapore      Contract           207,200  ++Flextronics International Ltd.                          5,631,696      3.0
               Manufacturers
                                           Total Common Stocks in Singapore                          5,631,696      3.0


Taiwan         Semiconductors     285,180  ++Taiwan Semiconductor Manufacturing
                                           Company Ltd. (ADR)(a)                                     4,648,434      2.5

                                           Total Common Stocks in Taiwan                             4,648,434      2.5


United         Components          25,700  ++Vishay Intertechnology, Inc.                              618,085      0.3
States
               Computer           103,200  ++EMC Corporation                                         2,035,104      1.1
               Systems             35,000  International Business Machines Corporation               3,682,350      1.9
                                  192,800  ++Sun Microsystems, Inc.                                  3,138,784      1.7
                                                                                                  ------------      ----
                                                                                                     8,856,238      4.7

               Contract            78,100  ++Sanmina Corporation                                     1,702,580      0.9
               Manufacturers

               Data                64,500  ++Cabletron Systems, Inc.                                 1,197,765      0.6
               Communications     149,000  ++Cisco Systems, Inc.                                     2,862,290      1.5
                                   17,000  ++Extreme Networks, Inc.                                    475,150      0.3
                                   20,600  ++Juniper Networks, Inc.                                    529,214      0.3
                                                                                                  ------------      ----
                                                                                                     5,064,419      2.7

               Diversified         16,700  ++International Game Technology                             868,066      0.5
               Technology          52,800  Tyco International Ltd.                                   2,808,960      1.5
                                                                                                  ------------      ----
                                                                                                     3,677,026      2.0

               Electronic          35,200  ++HPL Technologies, Inc.                                    469,920      0.2
               Design               7,200  ++PDF Solutions, Inc.                                       113,976      0.1
               Automation                                                                         ------------      ----
                                                                                                       583,896      0.3

               Enterprise          24,200  Adobe Systems Incorporated                                  906,532      0.5
               Software           101,900  ++Amdocs Limited                                          4,592,633      2.5
                                   42,700  ++BEA Systems, Inc.                                         941,108      0.5
                                   80,100  ++Microsoft Corporation                                   5,301,819      2.8
                                   78,600  ++Oracle Corporation                                      1,421,088      0.8
                                   50,100  ++PeopleSoft, Inc.                                        2,183,358      1.2
                                   62,400  ++Siebel Systems, Inc.                                    2,151,552      1.1
                                   23,700  ++Symantec Corporation                                    1,144,236      0.6
                                   91,100  ++VERITAS Software Corporation                            3,861,729      2.1
                                                                                                  ------------      ----
                                                                                                    22,504,055     12.1

               IT Services         44,700  ++Computer Sciences Corporation                           1,614,117      0.9
                                   25,100  ++Concord EFS, Inc.                                       1,439,987      0.8
                                    9,600  First Data Corporation                                      665,472      0.3
                                   11,100  ++Sabre Holdings Corporation                                545,676      0.3
                                                                                                  ------------      ----
                                                                                                     4,265,252      2.3

               Internet           241,200  ++AOL Time Warner Inc.                                   10,962,540      5.9
                                   96,500  ++eBay Inc.                                               6,038,005      3.2
                                   76,700  ++Gemstar-TV Guide International, Inc.                    3,111,719      1.7
                                  178,500  ++HomeStore.com, Inc.                                     4,930,170      2.6
                                  451,128  ++Synchronicity, Inc.                                       902,256      0.5
                                   70,300  ++TMP Worldwide Inc.                                      3,516,406      1.9
                                                                                                  ------------      ----
                                                                                                    29,461,096     15.8

               Internet            19,400  ++Electronic Arts Inc.                                    1,103,860      0.6
               Software            84,200  ++Manugistics Group, Inc.                                 1,827,140      0.9
                                   33,000  ++Mercury Interactive Corp.                               1,275,450      0.7
                                   71,805  ++VeriSign, Inc.                                          3,914,808      2.1
                                                                                                  ------------      ----
                                                                                                     8,121,258      4.3

               Optical             24,200  ++CIENA Corporation                                         801,746      0.4
               Components &        95,000  ++ONI Systems Corp.                                       2,201,150      1.2
               Networking                                                                         ------------      ----
                                                                                                     3,002,896      1.6

               Other               54,800  ++Tech Data Corporation                                   1,936,084      1.0

               Peripherals         27,200  ++Brocade Communications Systems, Inc.                      895,152      0.5
                                   14,800  ++Electronics for Imaging, Inc.                             326,488      0.2
                                   28,300  ++Lexmark International Group, Inc. (Class A)             1,293,876      0.7
                                   61,500  ++Network Appliance, Inc.                                   767,520      0.4
                                                                                                  ------------      ----
                                                                                                     3,283,036      1.8


Merrill Lynch Internet Strategies Fund, Inc., July 31, 2001

SCHEDULE OF INVESTMENTS (concluded)                                                                      (in US dollars)
               Master Internet Strategies Trust (concluded)

                                  Shares                                                                      Percent of
COUNTRY        Industries          Held                     Common Stocks                           Value     Net Assets
United         Personal            63,300  Compaq Computer Corporation                            $    945,702      0.5%
States         Computer           198,600  ++Dell Computer Corporation                               5,346,312      2.9
(concluded)                                                                                       ------------      ----
                                                                                                     6,292,014      3.4

               Semiconductor       80,800  ++Applied Materials, Inc.                                 3,705,488      2.0
               Equipment           35,800  ++KLA-Tencor Corporation                                  1,947,520      1.0
                                  127,100  ++LAM Research Corp.                                      3,557,529      1.9
                                   37,100  ++Novellus Systems, Inc.                                  1,890,616      1.0
                                   96,400  ++Teradyne, Inc.                                          3,275,672      1.8
                                                                                                  ------------      ----
                                                                                                    14,376,825      7.7

               Semiconductors     104,000  ++Advanced Micro Devices, Inc.                            1,899,040      1.0
                                   56,600  ++Analog Devices, Inc.                                    2,603,600      1.4
                                  146,600  Intel Corporation                                         4,368,680      2.3
                                   57,600  ++Intersil Holding Corporation                            1,996,992      1.1
                                  124,700  ++LSI Logic Corporation                                   2,715,966      1.5
                                   77,200  ++Maxim Integrated Products, Inc.                         3,563,552      1.9
                                   51,800  ++Micron Technology, Inc.                                 2,175,600      1.2
                                   75,400  STMicroelectronics NV (NY Registered Shares)              2,400,736      1.3
                                  103,900  Texas Instruments Incorporated                            3,584,550      1.9
                                   47,800  ++Xilinx, Inc.                                            1,911,522      1.0
                                                                                                  ------------      ----
                                                                                                    27,220,238     14.6

               Telecommunication  180,400  Lucent Technologies Inc.                                  1,208,680      0.6
               Equipment          162,700  Motorola, Inc.                                            3,040,863      1.6
                                  170,500  ++Sonus Networks, Inc.                                    3,742,475      2.0
                                                                                                  ------------      ----
                                                                                                     7,992,018      4.2

               Telecommunications  75,100  ++Comverse Technology, Inc.                               2,123,077      1.2
                                   62,800  ++QUALCOMM Incorporated                                   3,970,216      2.1
                                   85,000  Qwest Communications International Inc.                   2,210,000      1.2
                                                                                                  ------------      ----
                                                                                                     8,303,293      4.5

                                           Total Common Stocks in the United States                157,260,309     84.2


                                           Total Investments in Common Stocks
                                           (Cost--$238,469,537)                                    183,887,405     98.4



                                   Face
                                  Amount                Short-Term Securities
               Commercial   US$ 2,934,000  General Motors Acceptance Corp., 3.88% due 8/01/2001      2,934,000      1.6
               Paper*

                                           Total Investments in Short-Term Securities
                                           (Cost--$2,934,000)                                        2,934,000      1.6

OPTIONS                     Nominal Value
WRITTEN                   Covered by Options                    Issue
               Call Options        45,300  Flextronics International Ltd., expiring
               Written                     October 2001 at USD 32.5                                   (52,095)      0.0

                                           Total Options Written (Premiums Received--$74,516)         (52,095)      0.0


               Total Investments, Net of Options Written (Cost--$241,329,021)                      186,769,310    100.0
               Other Assets Less Liabilities                                                            48,408      0.0
                                                                                                  ------------    ------
               Net Assets                                                                         $186,817,718    100.0%
                                                                                                  ============    ======

*Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Trust.
(a)American Depositary Receipts (ADR).
++Non-income producing security.

See Notes to Financial Statements.


STATEMENT OF ASSETS AND LIABILITIES
MASTER
INTERNET
STRATEGIES
TRUST           As of July 31, 2001
Assets:         Investments, at value (identified cost--$241,403,537)                                     $  186,821,405
                Cash                                                                                                 223
                Receivables:
                  Securities sold                                                      $    5,021,866
                  Contributions                                                                 3,693
                  Dividends                                                                     2,868          5,028,427
                                                                                       --------------
                Prepaid expenses and other assets                                                                102,980
                                                                                                          --------------
                Total assets                                                                                 191,953,035
                                                                                                          --------------


Liabilities:    Options written, at value (premiums received--$74,516)                                            52,095
                Payables:
                  Securities purchased                                                      4,029,741
                  Withdrawals                                                                 722,897
                  Investment adviser                                                          169,703          4,922,341
                                                                                       --------------
                Accrued expenses                                                                                 160,881
                                                                                                          --------------
                Total liabilities                                                                              5,135,317
                                                                                                          --------------


Net Assets:     Net assets                                                                                $  186,817,718
                                                                                                          ==============


Net Assets      Partners' capital                                                                         $  241,377,429
Consist of:     Unrealized depreciation on investments--net                                                 (54,559,711)
                                                                                                          --------------
                Net assets                                                                                $  186,817,718
                                                                                                          ==============

See Notes to Financial Statements.


Merrill Lynch Internet Strategies Fund, Inc., July 31, 2001

STATEMENT OF OPERATIONS
MASTER
INTERNET
STRATEGIES
TRUST           For the Six Months Ended July 31, 2001
Investment      Interest and discount earned                                                              $      650,820
Income:         Dividends                                                                                         26,484
                                                                                                          --------------
                Total income                                                                                     677,304
                                                                                                          --------------


Expenses:       Investment advisory fees                                               $    1,225,771
                Accounting services                                                            39,146
                Professional fees                                                              38,117
                Trustees' fees and expenses                                                    28,701
                Custodian fees                                                                 26,864
                Offering costs                                                                  4,355
                Pricing fees                                                                      592
                Other                                                                          11,131
                                                                                       --------------
                Total expenses                                                                                 1,374,677
                                                                                                          --------------
                Investment loss--net                                                                           (697,373)
                                                                                                          --------------


Realized &      Realized loss from investments--net                                                        (245,238,327)
Unrealized      Change in unrealized depreciation on investments--net                                         63,937,817
Gain (Loss)                                                                                               --------------
on Investments  Net Decrease in Net Assets Resulting from Operations                                      $(181,997,883)
--Net:                                                                                                    ==============

See Notes to Financial Statements.


STATEMENTS OF CHANGES IN NET ASSETS
MASTER                                                                               For the Six        For the Period
INTERNET                                                                             Months Ended      March 22, 2000++
STRATEGIES                                                                             July 31,         to January 31,
TRUST           Increase (Decrease) in Net Assets:                                       2001                2001
Operations:     Investment loss--net                                                 $    (697,373)      $   (1,876,575)
                Realized loss on investments and foreign currency
                transactions--net                                                     (245,238,327)        (527,062,114)
                Change in unrealized depreciation on investments--net                    63,937,817        (118,497,528)
                                                                                     --------------       --------------
                Net decrease in net assets resulting from operations                  (181,997,883)        (647,436,217)
                                                                                     --------------       --------------


Net Capital     Increase (decrease) in net assets derived from net
Contributions:  capital contributions                                                  (46,673,277)        1,062,724,995
                                                                                     --------------       --------------


Net Assets:     Total increase (decrease) in net assets                               (228,671,160)          415,288,778
                Beginning of period                                                     415,488,878              200,100
                                                                                     --------------       --------------
                End of period                                                        $  186,817,718       $  415,488,878
                                                                                     ==============       ==============

++Commencement of operations.

See Notes to Financial Statements.


FINANCIAL HIGHLIGHTS
MASTER                                                                               For the Six        For the Period
INTERNET        The following per share data and ratios                              Months Ended      March 22, 2000++
STRATEGIES      have been derived from information                                     July 31,         to January 31,
TRUST           provided in the financial statements.                                    2001                2001
Ratios to       Expenses                                                                     1.12%*               1.06%*
Average                                                                              ==============       ==============
Net Assets:     Investment loss--net                                                        (.57%)*              (.29%)*
                                                                                     ==============       ==============


Supplemental    Net assets, end of period (in thousands)                             $      186,818       $      415,489
Data:                                                                                ==============       ==============
                Portfolio turnover                                                           90.26%               86.79%
                                                                                     ==============       ==============

++Commencement of operations.
*Annualized.

See Notes to Financial Statements.


Merrill Lynch Internet Strategies Fund, Inc., July 31, 2001


NOTES TO FINANCIAL STATEMENTS


MASTER INTERNET STRATEGIES TRUST

1. Significant Accounting Policies:
Master Internet Strategies Trust (the "Trust") is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Trust, subject to certain limitations. The Trust's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Trust may engage in various portfolio investment techniques to increase or decrease the level of risk to which the Trust is exposed more quickly and efficiently than transactions in other types of investments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Financial futures contracts--The Trust may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Trust deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Trust as unrealized gains or losses. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

* Options--The Trust is authorized to purchase and write call and put options. When the Trust writes an option, an amount equal to the premium received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Trust enters into a closing transaction), the Trust realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

* Forward foreign exchange contracts--The Trust is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Trust's records. However, the effect on operations is recorded from the date the Trust enters into such contracts.

* Foreign currency options and futures--The Trust may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Trust, sold by the Trust but not yet delivered, or committed or anticipated to be purchased by the Trust.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--The Trust is classified as a partnership for Federal income tax purposes. As such, each investor in the Trust is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Trust. Accordingly, as a "pass through" entity, the Trust pays no income dividends or capital gains distributions. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Trust's assets will be managed so that an investor in the Trust can satisfy the requirements of subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Trust has determined the ex-dividend date. Interest income is recognized on the accrual basis.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Trust's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee at an annual rate of 1.0% of the average daily value of the Trust's net assets. In additon, Merrill Lynch, Pierce, Fenner & Smith Incorporated, a subsidiary of ML & Co., received $39,193 in commissions on the execution of portfolio security transactions for the Trust for the six months ended July 31, 2001.

For the six months ended July 31, 2001, the Trust reimbursed FAM
$6,493 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended July 31, 2001 were $210,825,080 and $223,501,758, respectively.

Net realized gains (losses) for the six months ended July 31, 2001 and net unrealized gains (losses) as of July 31, 2001 were as follows:


                                      Realized         Unrealized
                                   Gains (Losses)    Gains (Losses)

Long-term investments             $(245,518,094)     $ (54,582,132)
Short-term investments                     5,048                 --
Short sales                            1,342,835                 --
Options purchased                    (1,102,777)                 --
Options written                           34,661             22,421
                                  --------------     --------------
Total investments                 $(245,238,327)     $ (54,559,711)
                                  ==============     ==============


As of July 31, 2001, net unrealized depreciation for Federal income tax purposes aggregated $54,559,711, of which $7,341,461 related to appreciated securities and $61,901,172 related to depreciated securities. At July 31, 2001, the aggregate cost of investments for Federal income tax purposes was $241,403,537.

Transactions in call options written for the six months ended July 31, 2001 were as follows:


                                    Nominal Value        Premiums
                                       Covered           Received

Outstanding call options written,
beginning of period                         --                 --
Options written                          647,400      $   1,500,367
Options expired                         (40,100)           (23,658)
Options closed                         (562,000)        (1,402,193)
                                   -------------      -------------
Outstanding call options
written, end of period                    45,300      $      74,516
                                   =============      =============


4. Short-Term Borrowings:
On December 1, 2000, the Trust, along with certain other funds managed by FAM and its affiliates, renewed and amended a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Trust may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Trust may borrow up to the maximum amount allowable under the Trust's current prospectus and statements of additional information, subject to various other legal, regulatory or contractual limits. The Trust pays a commitment fee of .09% per annum based on the Trust's pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus
 .50% or a base rate as determined by Bank One, N.A. The Trust did not borrow under the facility during the six months ended
July 31, 2001.